Acquisitions - Additional Information (Detail)	12 Months Ended					1 Months Ended	12 Months Ended		3 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Oct. 17, 2012 USD ($)	Oct. 17, 2012 Online Game Software	Dec. 31, 2012 Online Game Software CNY	Oct. 17, 2012 Previously owned	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Zhengtu Information Technology Co., Ltd.	Aug. 08, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Shanghai Juxiao Real Estate Co., Ltd. USD ($)	Aug. 08, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Shanghai Juxiao Real Estate Co., Ltd. CNY	Dec. 31, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Shanghai Juxiao Real Estate Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Zhengtu Information Technology Co., Ltd. Shanghai Juxiao Real Estate Co., Ltd. CNY	Oct. 17, 2012 Shanghai Zhengtu Information Technology Co., Ltd. Beijing Giant Zhengtu Network Technology Co., Ltd. CNY	Oct. 17, 2012 Shanghai Zhengtu Information Technology Co., Ltd. Beijing Giant Zhengtu Network Technology Co., Ltd. Previously owned
Business Acquisition [Line Items]
Percentage of shareholding/ ownership purchased											100.00%	100.00%			51.00%
Percentage of shareholding/ ownership								34.00%		100.00%					85.00%	34.00%
Consideration of equity interest															57,250,000
Loss recognized as result of re-measuring upon acquisition		303,581
Fair value assumption discount rate	13.70%	13.70%
Fair value, sustainable growth rate	3.00%	3.00%
Acquired intangible assets, useful life						5 years
Acquired land use right, amortization expense	4,170,036	25,244,143	13,901,987	17,868,863			834,167						68,810	416,558
Goodwill expected to be deductible for income tax purposes					0
Revenue									816,474
Net Income									1,659,266
Consideration of equity interest											2,643,012	16,000,000
Effective date of acquisition											Aug. 08, 2013	Aug. 08, 2013
Intangible asset, useful life	50 years	50 years											48 years 3 months	48 years 3 months
Intangible asset, amortization method	Straight-line basis	Straight-line basis											Straight-line basis	Straight-line basis
Land use right	$ 7,990,208	48,370,323											$ 7,990,208	48,370,323